UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      David P. Berkowitz
           --------------------------------------------------------
Address:   c/o Gotham Partners Management Co., L.L.C.
           --------------------------------------------------------
           110 East 42nd Street, 18th Floor
           --------------------------------------------------------
           New York, New York 10017
           --------------------------------------------------------

Form 13F File Number:  28-6906
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David P. Berkowitz
           --------------------------------------------------
Title:     Manager
           --------------------------------------------------
Phone:     212-286-0300
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ David P. Berkowitz      New York, New York             02/13/01
       ------------------------   ------------------------------  ----------







Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


        Form 13F File Number    Name


           28-6906              David P. Berkowitz
         ----------             --------------------------




































                          Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             4
                                               -------------

Form 13F Information Table Entry Total:        21
                                               -------------

Form 13F Information Table Value Total:        $136,741
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.           Form 13F File Number              Name


      1               28-6908                   William A. Ackman
    ------            ---------                 -----------------------------

      2               28-6904                   Section H. Partners, L.P.
    ------            -------                   -----------------------------

      3               28-7474                  Gotham International Advisors,
                                                   L.L.C.
    ------            -------                   -----------------------------

      4               28-5717                   Gotham Holdings Management,
                                                   L.L.C.
    ------            -------                   ------------------


















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
                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
FIRST UN REAL EST EQ & MTG INVTS  SH BEN INT     337400105   8,737  3,409,569 SH      SHARED-OTHER    1,2,4       3,409,569
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FIRST UN REAL EST EQ & MTG INVTS  SH BEN INT     337400105   6,231  2,431,664 SH      SHARED-OTHER    1,3         2,431,664
-----------------------------------------------------------------------------------------------------------------------------------
HALLWOOD RLTY PARTNERS L P        DEPOSIT UT NEW 40636T203  11,470    247,994 SH      SHARED-OTHER    1,2,4         247,994
-----------------------------------------------------------------------------------------------------------------------------------
OMEGA WORLDWIDE INC               COM            68210B108     300    123,144 SH      SHARED-OTHER    1,2,4         123,144
-----------------------------------------------------------------------------------------------------------------------------------
OMEGA WORLDWIDE INC               COM            68210B108   2,664  1,092,756 SH      SHARED-OTHER    1,3         1,092,756
-----------------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE INC                    COM            226603108      72    102,888 SH     SHARED-OTHER     1,2,4         102,888
-----------------------------------------------------------------------------------------------------------------------------------
VORNADO OPERATING CO              COM            92904N103     463    224,505 SH     SHARED-OTHER     1,2,4         224,505
-----------------------------------------------------------------------------------------------------------------------------------
VORNADO OPERATING CO              COM            92904N103     382    185,420 SH     SHARED-OTHER     1,3           185,420
-----------------------------------------------------------------------------------------------------------------------------------
FRONTLINE CAP GROUP               COM            35921N101  19,726  1,483,538 SH     SHARED-OTHER     1,2,4       1,483,538
-----------------------------------------------------------------------------------------------------------------------------------
FRONTLINE CAP GROUP               COM            35921N101   5,924    445,493 SH     SHARED-OTHER     1,3           445,493
-----------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC KANS            COM            49455P101  13,889    266,141 SH     SHARED-OTHER     1,2,4         266,141
-----------------------------------------------------------------------------------------------------------------------------------
CORRECTIONS CORP AMER NEW         COM            22025Y100     339    985,868 SH     SHARED-OTHER     1,2,4         985,868
-----------------------------------------------------------------------------------------------------------------------------------
IRON MTN INC PA                   COM            462846106   8,290    223,291 SH     SHARED-OTHER     1,2,4         223,291
-----------------------------------------------------------------------------------------------------------------------------------
TRANSCONTINENTAL RLTY INVS        COM NEW        893617209  12,530  1,411,860 SH     SHARED-OTHER     1,2         1,411,860
---------------------------------------------------------------------------------------------------------------------------------
TRANSCONTINENTAL RLTY INVS        COM NEW        893617209   3,967    447,040 SH     SHARED-OTHER     1,3           447,040
-----------------------------------------------------------------------------------------------------------------------------------
IMPERIAL PKG CORP                 COM            453077109   6,483    360,153 SH     SHARED-OTHER     1,2,4         360,153
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IMPERIAL PKG CORP                 COM            453077109   2,044    113,574 SH     SHARED-OTHER     1,3           113,574
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TRICON GLOBAL RESTAURANTS         COM            895953107  10,414    315,575 SH     SHARED-OTHER     1,2,4         315,575
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TRICON GLOBAL RESTAURANTS         COM            895953107      15        445 SH     SHARED-OTHER     1,3               445
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VISIBLE GENETICS INC              COM            92829S104  20,555    544,500 SH     SHARED-OTHER     1,2,4         544,500
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VISIBLE GENETICS INC              COM            92829S104   2,246     55,490 SH     SHARED-OTHER     1,2,4          55,490
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CONFIDENTIAL PORTIONS OMITTED AND FILED SEPARATELY WITH THE SEC.
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